Income taxes - Disclosure of detailed information about income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current income tax on continuing operations
Expense for the year	$ 2,692	$ 1,915
Current income tax expense	2,692	1,915
Deferred income tax (Note 19 (b)):
Origination and reversal of temporary differences	5,521	1,875
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	5,174	7,460
Adjustments in respect of prior years	462	(1,694)
Other	26	233
Deferred income tax expense	11,183	7,874
Income tax expense	$ 13,875	$ 9,789